CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, Ivy Funds (1933 Act File No. 2-17613; 1940 Act File No. 811-01028; CIK #000052858) ("Registrant") hereby certifies (a) that the form of Prospectus used with respect to the Registrant does not differ from that contained in Post-Effective Amendment No. 138 ("Amendment No. 138") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 138 was filed electronically.

IVY FUNDS

Dated: August 4, 2006	By:	/s/Kristen A. Richards
Kristen A. Richards
Vice President, Secretary and
Associate General Counsel